Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Income tax rate	15.00%	15.00%
Unrecognized Tax Benefits	¥ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0		¥ 0
Income Tax Expense (Benefit)	¥ 84	$ 13	¥ 1,626
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%
CHINA
Operating Loss Carryforwards, Expiration Term	5 years	5 years